33. Financial instruments and risk management (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and financing current / non-current	R$ 2,543,039	R$ 1,103,206
Suppliers - Forfeiting	554,467	365,696	R$ 78,416
Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing current / non-current	12,247,065	9,426,981
leases	9,105,368	1,917,671
Suppliers	1,296,406	1,523,952
Suppliers - Forfeiting	554,467	365,696
Derivatives	20,350	409,662
Liquidity risk	23,223,656	13,643,962
Liquidity Risk [Member] | Current [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing current / non-current	1,112,414	901,588
leases	1,257,430	227,985
Suppliers	1,286,264	1,403,793
Suppliers - Forfeiting	554,467	365,696
Derivatives	9,080	95,773
Liquidity risk	4,219,655	2,994,835
Liquidity Risk [Member] | 1 to 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing current / non-current	7,519,263	3,692,463
leases	5,862,268	1,452,842
Suppliers	10,142	120,137
Derivatives	11,270	214,218
Liquidity risk	13,402,943	5,479,660
Liquidity Risk [Member] | 6 to 12 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing current / non-current	1,724,940	438,386
leases	1,018,266	227,879
Suppliers		22
Derivatives		99,671
Liquidity risk	2,743,206	765,958
Liquidity Risk [Member] | 2024 Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing current / non-current	1,890,448	4,394,544
leases	967,404	8,965
Liquidity risk	2,857,852	4,403,509
Liquidity Risk [Member] | Carrying Amount [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing current / non-current	8,409,841	6,443,807
leases	6,052,780	912,145
Suppliers	1,296,406	1,523,952
Suppliers - Forfeiting	554,567	365,696
Derivatives	20,350	409,662
Liquidity risk
Foreign Exchange Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing current / non-current	(7,831,116)	(5,576,835)
leases	(6,007,973)	(271,485)
Derivatives	R$ (20,350)	R$ (409,662)